Average Annual Total Returns			12 Months Ended	13 Months Ended	17 Months Ended
	Dec. 12, 2022	Aug. 08, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
GraniteShares 1.25x Long TSLA Daily ETF [Default Label]
Prospectus [Line Items]
Performance Inception Date		Aug. 08, 2022
GraniteShares 1.25x Long TSLA Daily ETF [Default Label] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent			112.48%		(23.31%)
GraniteShares 1.25x Long TSLA Daily ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			81.11%		(31.60%)
GraniteShares 1.25x Long TSLA Daily ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			67.82%		(20.53%)
GraniteShares 1.25x Long TSLA Daily ETF [Default Label] | S&P 500 (No Fees, Expenses, or Taxes Applied)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		12.57%
GraniteShares 2x Long NVDA Daily ETF [Default Label] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent			430.56%	272.53%
GraniteShares 2x Long NVDA Daily ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			408.56%	257.83%
GraniteShares 2x Long NVDA Daily ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			254.87%	202.89%
GraniteShares 2x Long NVDA Daily ETF [Default Label] | S&P 500 (No Fees, Expenses, or Taxes Applied)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	20.45%
GraniteShares 2x Long COIN Daily ETF [Default Label]
Prospectus [Line Items]
Performance Inception Date		Aug. 08, 2022
GraniteShares 2x Long COIN Daily ETF [Default Label] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent			643.33%		24.57%
GraniteShares 2x Long COIN Daily ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			643.33%		24.57%
GraniteShares 2x Long COIN Daily ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			380.85%		18.91%
GraniteShares 2x Long COIN Daily ETF [Default Label] | S&P 500 (No Fees, Expenses, or Taxes Applied)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		12.57%
GraniteShares 2x Long BABA Daily ETF [Default Label] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent			(33.94%)	(34.94%)
GraniteShares 2x Long BABA Daily ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(33.94%)	(34.94%)
GraniteShares 2x Long BABA Daily ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(20.09%)	(26.55%)
GraniteShares 2x Long BABA Daily ETF [Default Label] | S&P 500 (No Fees, Expenses, or Taxes Applied)
Prospectus [Line Items]
Average Annual Return, Percent			29.26%	20.45%
GraniteShares 2x Long META Daily ETF [Default Label]
Prospectus [Line Items]
Performance Inception Date	Dec. 12, 2022
GraniteShares 2x Long META Daily ETF [Default Label] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent			339.22%	333.33%
GraniteShares 2x Long META Daily ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			278.91%	276.56%
GraniteShares 2x Long META Daily ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			201.44%	232.37%
GraniteShares 2x Long META Daily ETF [Default Label] | S&P 500 (No Fees, Expenses, or Taxes Applied)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	20.45%
GraniteShares 2x Long AAPL Daily ETF [Default Label] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent			76.68%		6.33%
GraniteShares 2x Long AAPL Daily ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			65.36%		1.40%
GraniteShares 2x Long AAPL Daily ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			45.44%		2.80%
GraniteShares 2x Long AAPL Daily ETF [Default Label] | S&P 500 (No Fees, Expenses, or Taxes Applied)
Prospectus [Line Items]
Average Annual Return, Percent			29.26%		12.57%
GraniteShares 2x Long NVDA Daily ETF | GraniteShares 2x Long NVDA Daily ETF [Default Label]
Prospectus [Line Items]
Performance Inception Date	Dec. 12, 2022
GraniteShares 2x Long BABA Daily ETF | GraniteShares 2x Long BABA Daily ETF [Default Label]
Prospectus [Line Items]
Performance Inception Date	Dec. 12, 2022
GraniteShares 2x Long AAPL Daily ETF | GraniteShares 2x Long AAPL Daily ETF [Default Label]
Prospectus [Line Items]
Performance Inception Date		Aug. 08, 2022